As filed with the Securities and Exchange Commission on October 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2016 – August 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
August 31, 2017

MAI Managed Volatility Fund

Managed By MAI Capital Management, LLC

IMPORTANT INFORMATION
The views expressed in this report are those of the MAI Managed Volatility Fund (the "Fund") managers as of August 31, 2017, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund may invest in securities issued by smaller and medium-sized companies, which typically involves greater risk than investing in larger, more established companies. Selling call options risk occurs if the Fund is required to sell an underlying security and forego gains if the market price exceeds the exercise price before the expiration date. Selling put options risk occurs if the Fund is required to buy an underlying security and forego gains if the market price is below the exercise price before the expiration date. Option risks include, but are not limited to, the possibility of an imperfect correlation between the movement in the options' prices and that of the securities/indices hedged (or used for cover), which may render a given hedge unable to achieve its objective; possible loss of the premium paid for options; and potential inability to benefit from the appreciation of an underlying security above the exercise price. ADRs (American Depositary Receipt) may be subject to international trade, currency, political, regulatory and diplomatic risks. The Fund is also subject to other risks, such as fixed-income securities risk, which are detailed in the Fund's prospectus. Diversification does not assure a profit or protect against a loss in a declining market.
A put is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a set price within a specified time. A cash-secured put is a put for which the writer deposits an amount of cash equal to the option's exercise price. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. A covered call is an options strategy whereby an investor holds a (long) position in an asset and writes (sells) call options on that same asset in an effort to, potentially, generate increased income from the asset. A call option is out-of-the-money if the stock price is below its strike price and a put option is out-of-the-money if the stock price is above its strike price. The spread to strike price is the difference between the current price of the security and the strike price. Strike price is the price at which a specific options contract can be exercised. Beta is a measure of a fund's sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market, and a portfolio with a beta less than 1 is less volatile than the market. Premium realized through the sale of options is not distributable as quarterly income. Sharpe ratio measures risk-adjusted performance. The greater a portfolio's sharpe ratio, the better its risk-adjusted performance has been. Standard deviation is a statistical measure of the volatility of the fund's returns. In general, the higher the standard deviation, the greater the volatility of the return.

MAI MANAGED VOLATILITY FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) AUGUST 31, 2017

Dear Shareholder,

Over the fiscal year ending August 31, 2017, the MAI Managed Volatility Income Fund's (the "Fund") Institutional Class returned 6.20%. Over the same period, the S&P 500® Index (the "S&P 500") gained 16.23%. Volatility of the Fund's monthly returns, as measured by standard deviation, was 2.07% compared to 5.59% for the S&P 500 enabling the Fund and market to exhibit similar risk-adjusted returns with Sharpe ratios of 2.72 and 2.80 respectively.
Equity markets continued to advance relentlessly with no pullbacks or corrections that are often described as healthy consolidations. In fact, the S&P 500 has not experienced a 3% pullback since last November 4th. This is the second longest streak of all-time and the longest in over 20 years. If markets like this were predictable, one would be better served by a long only equity fund, using leverage to increase returns.
However, most investors diversify across fixed income, equity and alternatives seeking to make their portfolios more resilient with potential to advance in some areas if others falter due to recession, inflation or disaster.
The Fund seeks to achieve capital appreciation and income; however we differ from a traditional long equity fund in our equity exposure and use of an option overlay strategy.  Option writing revenue enables the Fund to have a potential source of return not dependent on economic growth.
Writing options through a low volatility period is like writing insurance for wind damage after a decade without windstorms. One has to be careful not to compete too hard for business expecting those loss rates to always be low. We have managed this risk in a number of ways, including by diversifying across expiration points and strike prices while avoiding longer contracts, e.g. 6 months or more during which the market could change dramatically.
We noted last year that at certain times it was not compelling to sell puts on a specific individual equity that we believe is still worth holding because it is attractively valued, offers good dividend growth potential and should be an attractive candidate for option writing at other times. We began to become more selective in writing puts on individual equities while maintaining the revenue generation rate by writing puts on indexes. We believe that this has worked very well. In fact, a disappointment of the past year will help us illustrate why we are expanding the Fund's option strategy to write call options on indexes too.
During the fourth quarter of 2016, the election results fueled a 20%+ rally in the financial sector. Given the low premiums that had been available for writing options on financial stocks, the Fund incurred significant opportunity cost.  It could have achieved similar rates of revenue from writing options on the broad market which did not rise as sharply during this period. Even if the broad market did rise that sharply, we believe that our overall portfolio is designed to participate.  While not wanting to dwell on politics, we believe that political risk for investors and issuers has risen. Recently large corporations have found themselves targets in Congressional committees and on social media. A market that has not figured out how to price insurance for these risks has become more challenging to navigate.
Index options are another important tool for managing volatility. Using cash settled index options gives the Fund the opportunity to write fully collateralized options without changing the Fund's equity strategy to one that owns Exchange Traded Funds or potentially all the stocks in an index.  Like our options on individual stocks, we intend to fully secure the liability of index contract exposure to aid with navigating stormy markets.
On a final note, investors continue to shift equity assets toward passive strategies tracking indexes. This has produced a challenge for active stock picking strategies.  Our rationale for picking stocks is at least as much risk mitigation as an effort to achieve higher total return performance. Statistically speaking, the non-diversification risk starts to tail off above 25 so we have defined our portfolio as holding at least 25 equity securities and up to 50.  We will continue to maintain a diversified equity portfolio, however going forward the equity portfolio may go beyond 50 holdings.
We thank you for your support.

Sincerely,

Seth E. Shalov	Kurt D. Nye	Richard J. Buoncore

1

MAI MANAGED VOLATILITY FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) AUGUST 31, 2017

The following chart reflects the change in the value of a hypothetical $50,000 investment in the Institutional Class, including reinvested dividends and distributions, in the MAI Managed Volatility Fund (the "Fund") compared with the performance of the benchmark, the S&P 500 Index ("S&P 500"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed, while the S&P 500 is unmanaged and is not available for investment.
Comparison of Change in Value of a $50,000 Investment
MAI Managed Volatility Fund - Institutional Class vs. S&P 500 Index

Average Annual Total Returns			Since
Periods Ended August 31, 2017	One Year	Five Years	Inception*
MAI Managed Volatility Fund — Institutional Class	6.20%	5.17%	5.74%
MAI Managed Volatility Fund — Investor Class	5.89%	4.95%	5.37%
S&P 500 Index (since September 23, 2010)	16.23%	14.34%	14.42%

*Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (877) 414-7884. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional Class and Investor Class are 1.23% and 4.40%, respectively. However, the Fund's Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 0.99% and 1.24% for Institutional Class and Investor Class, respectively, through January 1, 2018 ("Expense Cap"). The net operating expenses after fee waiver and/or expense reimbursements are 1.06% and 1.31%, respectively. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursements of a class to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived or reimbursed. During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

2

MAI MANAGED VOLATILITY FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2017

Shares	Security Description	Value
Common Stock - 46.8%
Communications - 1.7%
22,000	AT&T, Inc. (a)	$824,120
24,700	Verizon Communications, Inc. (a)	1,184,859
		2,008,979
Consumer Discretionary - 4.6%
33,000	Comcast Corp., Class A (a)(b)	1,340,130
2,100	McDonald's Corp. (b)	335,937
19,000	NIKE, Inc., Class B (a)(b)	1,003,390
9,300	The Home Depot, Inc. (a)(b)	1,393,791
12,900	The Walt Disney Co. (a)(b)	1,305,480
		5,378,728
Consumer Staples - 6.1%
11,600	Altria Group, Inc. (a)	735,440
6,600	Anheuser-Busch InBev SA/NV, ADR (a)(b)	781,242
16,400	CVS Health Corp. (a)	1,268,376
15,100	Diageo PLC, ADR (a)	2,029,591
26,600	Mondelez International, Inc., Class A (a)(b)	1,081,556
9,300	PepsiCo, Inc. (a)	1,076,289
2,900	The Procter & Gamble Co. (a)	267,583
		7,240,077
Energy - 4.8%
8,400	Chevron Corp. (a)	904,008
10,500	Exxon Mobil Corp.	801,465
57,500	Kinder Morgan, Inc. (a)(b)	1,111,475
14,400	Marathon Petroleum Corp. (a)(b)	755,280
17,300	Occidental Petroleum Corp. (a)	1,032,810
16,500	Schlumberger, Ltd. (b)	1,047,915
		5,652,953
Financials - 6.2%
57,900	Bank of America Corp. (a)(b)(c)	1,383,231
1,545	Brighthouse Financial, Inc. (c)	88,173
10,300	Chubb, Ltd. (a)(b)	1,456,626
13,900	JPMorgan Chase & Co. (a)(b)	1,263,371
17,000	MetLife, Inc. (a)(b)	796,110
14,000	U.S. Bancorp (a)	717,500
31,000	Wells Fargo & Co. (a)(b)	1,583,170
		7,288,181
Health Care - 6.8%
19,200	Abbott Laboratories (a)	978,048
8,900	Amgen, Inc. (a)(b)	1,582,153
15,700	Bristol-Myers Squibb Co. (a)	949,536
11,100	Johnson & Johnson (a)	1,469,307
10,025	Medtronic PLC (a)	808,216
30,300	Pfizer, Inc. (a)	1,027,776
6,200	UnitedHealth Group, Inc. (a)	1,233,180

		8,048,216
Industrials - 4.3%
58,900	General Electric Co. (a)(b)	1,445,995
8,500	Honeywell International, Inc. (a)	1,175,295
9,100	Raytheon Co. (a)	1,656,291
7,200	United Parcel Service, Inc., Class B (a)(b)	823,392
		5,100,973
Information Technology - 9.3%
600	Alphabet, Inc., Class A (a)(c)	573,144
Shares	Security Description	Value
10,600	Apple, Inc. (a)(b)	$1,738,400
35,900	Cisco Systems, Inc. (a)(b)	1,156,339
42,900	Intel Corp. (a)(b)	1,504,503
22,200	Microsoft Corp (a)(b)	1,659,894
23,800	Oracle Corp. (a)(b)	1,197,854
31,100	QUALCOMM, Inc. (a)(b)	1,625,597
5,900	Visa, Inc., Class A (a)	610,768
13,300	Xilinx, Inc. (a)(b)	878,598
		10,945,097
Materials - 1.0%
17,300	The Dow Chemical Co. (a)(b)	1,153,045
Real Estate - 0.7%
25,100	Weyerhaeuser Co. REIT (a)(b)	818,511
Utilities - 1.3%
10,000	NextEra Energy, Inc. (a)	1,505,100
Total Common Stock (Cost $51,357,752)	55,139,860
Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 35.0%
U.S. Treasury Securities - 35.0%
$2,700,000	U.S. Treasury Bill (d)	0.85%	09/07/17	2,699,601
2,700,000	U.S. Treasury Bill (d)	0.87	09/21/17	2,698,664
2,700,000	U.S. Treasury Bill (d)	0.88	09/28/17	2,698,198
2,700,000	U.S. Treasury Bill (d)	0.89	10/05/17	2,697,208
2,590,000	U.S. Treasury Bill (d)	0.70	11/09/17	2,585,321
2,590,000	U.S. Treasury Bill (d)	0.83	12/07/17	2,583,223
2,670,000	U.S. Treasury Bill (d)	0.84	01/04/18	2,660,440
2,710,000	U.S. Treasury Bill (d)	0.84	02/01/18	2,697,993
2,710,000	U.S. Treasury Bill (d)	0.91	03/01/18	2,695,660
2,700,000	U.S. Treasury Bill (d)	1.01	03/29/18	2,683,737
5,844,000	U.S. Treasury Bill (d)	1.10	04/26/18	5,801,391
5,880,000	U.S. Treasury Bill (d)	1.20	06/21/18	5,824,546
3,000,000	U.S. Treasury Bill (d)	1.21	08/16/18	2,965,100
				41,291,082
Total U.S. Government & Agency Obligations (Cost $41,300,469)				41,291,082

Shares	Security Description	Value
Money Market Fund (e) - 16.5%
19,518,679	Fidelity Investments Money Market Government Portfolio - Class I, 0.90% (f) (Cost $19,518,679)	19,518,679

See Notes to Financial Statements.	3

MAI MANAGED VOLATILITY FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2017

Value
Investments, at value - 98.3% (Cost $112,176,900)*	$115,949,621
Written Options, at value - (0.7)% (Premiums Received $(1,167,753))*	(818,865)
Other Assets & Liabilities, Net – 2.4%	2,791,245
Net Assets – 100.0%	$117,922,001

See Notes to Financial Statements.	4

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2017

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (0.7)%
Call Options Written - (0.5)%
(44)	Abbott Laboratories	$49.00	09/17	$224,136	$(9,196)
(45)	Abbott Laboratories	50.00	10/17	229,230	(7,852)
(6)	Alphabet, Inc., Class A	965.00	10/17	573,144	(11,760)
(35)	Altria Group, Inc.	72.50	09/17	221,900	(35)
(23)	Amgen, Inc.	175.00	09/17	408,871	(9,545)
(24)	Amgen, Inc.	175.00	10/17	426,648	(15,192)
(20)	Anheuser-Busch InBev SA/NV, ADR	119.00	09/17	236,740	(3,600)
(46)	Anheuser-Busch InBev SA/NV, ADR	117.00	09/17	544,502	(13,455)
(58)	Apple, Inc.	160.00	09/17	951,200	(32,190)
(24)	Apple, Inc.	165.00	10/17	393,600	(12,168)
(59)	AT&T, Inc.	37.00	09/17	221,014	(4,130)
(75)	AT&T, Inc.	39.00	10/17	280,950	(1,425)
(210)	Bank of America Corp.	25.00	09/17	501,690	(1,470)
(210)	Bank of America Corp.	25.00	10/17	501,690	(8,610)
(29)	Bristol-Myers Squibb Co.	57.50	09/17	175,392	(9,135)
(45)	Bristol-Myers Squibb Co.	60.00	10/17	272,160	(9,675)
(24)	Chevron Corp.	110.00	10/17	258,288	(3,192)
(42)	Chubb, Ltd.	145.00	09/17	593,964	(840)
(30)	Chubb, Ltd.	150.00	11/17	424,260	(1,950)
(59)	Cisco Systems, Inc.	33.00	09/17	190,039	(354)
(88)	Comcast Corp., Class A	41.25	09/17	357,368	(2,640)
(45)	Comcast Corp., Class A	42.00	09/17	182,745	(1,507)
(135)	Comcast Corp., Class A	42.50	10/17	548,235	(5,265)
(59)	CVS Health Corp.	80.00	09/17	456,306	(767)
(45)	CVS Health Corp.	80.00	10/17	348,030	(3,375)
(127)	Diageo PLC, ADR	135.00	10/17	1,707,007	(29,210)
(24)	Diageo PLC, ADR	130.00	10/17	322,584	(13,800)
(147)	General Electric Co.	30.00	09/17	360,885	(147)
(70)	General Electric Co.	25.00	10/17	171,850	(2,380)
(60)	General Electric Co.	26.00	11/17	147,300	(1,380)
(31)	Honeywell International, Inc.	140.00	09/17	428,637	(2,108)
(18)	Honeywell International, Inc.	140.00	10/17	248,886	(4,086)
(59)	Intel Corp.	36.00	09/17	206,913	(443)
(105)	Intel Corp.	37.00	10/17	368,235	(1,680)
(75)	Intel Corp.	37.00	11/17	263,025	(3,000)
(44)	Johnson & Johnson	130.00	10/17	582,428	(18,700)
(23)	JPMorgan Chase & Co.	92.50	09/17	209,047	(1,150)
(28)	JPMorgan Chase & Co.	92.50	09/17	254,492	(2,815)
(27)	JPMorgan Chase & Co.	95.00	10/17	245,403	(2,052)
(15)	JPMorgan Chase & Co.	92.50	10/17	136,335	(2,355)
(59)	Kinder Morgan, Inc.	21.00	09/17	114,047	(59)
(132)	Kinder Morgan, Inc.	20.00	09/17	255,156	(1,188)
(45)	Marathon Petroleum Corp.	52.50	09/17	236,025	(6,210)
(24)	Marathon Petroleum Corp.	52.50	10/17	125,880	(4,464)
(30)	Medtronic PLC	86.00	10/17	241,860	(30)
(30)	Medtronic PLC	87.50	11/17	241,860	(390)
(30)	MetLife, Inc.	50.00	10/17	140,490	(1,020)
(30)	MetLife, Inc.	50.00	11/17	140,490	(1,950)
(38)	Microsoft Corp.	73.50	09/17	284,126	(5,529)
(102)	Microsoft Corp.	75.00	09/17	762,654	(7,191)
(40)	Microsoft Corp.	75.00	09/17	299,080	(4,440)
(59)	Mondelez International, Inc., Class A	47.00	09/17	239,894	(59)
(40)	Mondelez International, Inc., Class A	46.00	10/17	162,640	(800)
(60)	Mondelez International, Inc., Class A	47.00	11/17	243,960	(1,140)
(40)	NextEra Energy, Inc.	150.00	09/17	602,040	(7,800)
(35)	NextEra Energy, Inc.	150.00	10/17	526,785	(10,850)
(29)	NIKE, Inc., Class B	59.50	09/17	153,149	(29)

See Notes to Financial Statements.	5

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2017

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
(88)	NIKE, Inc., Class B	$57.50	09/17	$464,728	$(88)
(29)	NIKE, Inc., Class B	60.00	10/17	153,149	(464)
(30)	Occidental Petroleum Corp.	62.50	11/17	179,100	(2,460)
(29)	Oracle Corp.	52.50	09/17	145,957	(348)
(34)	Oracle Corp.	49.00	09/17	171,122	(5,406)
(30)	Oracle Corp.	48.00	09/17	150,990	(7,230)
(60)	Oracle Corp.	50.00	10/17	301,980	(10,140)
(30)	Oracle Corp.	52.50	11/17	150,990	(2,565)
(24)	PepsiCo, Inc.	120.00	10/17	277,752	(1,512)
(20)	PepsiCo, Inc.	115.00	10/17	231,460	(5,320)
(74)	Pfizer, Inc.	34.00	09/17	251,008	(2,072)
(29)	QUALCOMM, Inc.	55.00	09/17	151,583	(319)
(30)	QUALCOMM, Inc.	55.00	10/17	156,810	(1,875)
(38)	Raytheon Co.	180.00	09/17	691,638	(13,680)
(21)	Raytheon Co.	175.00	09/17	382,221	(15,918)
(32)	Raytheon Co.	180.00	11/17	582,432	(22,400)
(30)	The Dow Chemical Co.	65.00	09/17	199,950	(5,940)
(30)	The Dow Chemical Co.	67.50	10/17	199,950	(3,000)
(21)	The Home Depot, Inc.	150.00	09/17	314,727	(3,570)
(24)	The Home Depot, Inc.	165.00	10/17	359,688	(312)
(29)	The Procter & Gamble Co.	92.50	10/17	267,583	(3,915)
(29)	The Walt Disney Co.	110.00	09/17	293,480	(218)
(44)	U.S. Bancorp	50.00	09/17	225,500	(6,556)
(25)	U.S. Bancorp	55.00	10/17	128,125	(350)
(40)	United Parcel Service, Inc., Class B	114.00	09/17	457,440	(7,560)
(10)	United Parcel Service, Inc., Class B	110.00	10/17	114,360	(5,300)
(16)	UnitedHealth Group, Inc.	190.00	09/17	318,240	(14,224)
(46)	UnitedHealth Group, Inc.	195.00	09/17	914,940	(24,380)
(45)	Verizon Communications, Inc.	50.00	10/17	215,865	(1,350)
(44)	Verizon Communications, Inc.	49.00	10/17	211,068	(2,420)
(59)	Verizon Communications, Inc.	46.00	10/17	283,023	(13,570)
(59)	Visa, Inc., Class A	100.00	09/17	610,768	(24,927)
(29)	Wells Fargo & Co.	57.50	09/17	148,103	(29)
(37)	Wells Fargo & Co.	55.00	09/17	188,959	(74)
(60)	Wells Fargo & Co.	55.00	11/17	306,420	(2,400)
(88)	Weyerhaeuser Co. REIT	35.00	09/17	286,968	(88)
(38)	Xilinx, Inc.	67.50	09/17	251,028	(1,976)
(21)	Xilinx, Inc.	64.00	09/17	138,726	(5,691)
(32)	Xilinx, Inc.	65.00	09/17	211,392	(7,520)
(42)	Xilinx, Inc.	65.00	10/17	277,452	(13,566)
Total Call Options Written (Premiums Received $(559,035))	(548,516)
Put Options Written - (0.2)%
(24)	Allergan PLC	220.00	09/17	528,000	(3,240)
(24)	Allergan PLC	205.00	11/17	492,000	(6,480)
(24)	Amgen, Inc.	155.00	10/17	372,000	(1,056)
(23)	Anheuser-Busch InBev SA/NV, ADR	100.00	09/17	230,000	(23)
(18)	Anheuser-Busch InBev SA/NV, ADR	110.00	10/17	198,000	(900)
(47)	Apple, Inc.	140.00	09/17	658,000	(329)
(24)	Apple, Inc.	140.00	10/17	336,000	(1,080)
(18)	Apple, Inc.	135.00	11/17	243,000	(1,332)
(177)	Bank of America Corp.	22.00	09/17	389,400	(443)
(90)	Bank of America Corp.	21.00	10/17	189,000	(990)
(23)	Broadcom, Ltd.	220.00	09/17	506,000	(460)
(24)	Broadcom, Ltd.	210.00	10/17	504,000	(1,920)
(21)	Chubb, Ltd.	135.00	11/17	283,500	(4,147)
(59)	Cisco Systems, Inc.	30.00	09/17	177,000	(236)
(44)	Cisco Systems, Inc.	30.00	10/17	132,000	(836)
(45)	Cisco Systems, Inc.	31.00	11/17	139,500	(3,150)
(45)	Citigroup, Inc.	65.00	10/17	292,500	(4,387)

See Notes to Financial Statements.	6

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2017

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
(29)	Comcast Corp., Class A	$37.50	09/17	$108,750	$(203)
(90)	Comcast Corp., Class A	37.50	10/17	337,500	(2,700)
(88)	General Electric Co.	26.00	09/17	228,800	(14,564)
(88)	General Electric Co.	25.00	09/17	220,000	(5,280)
(90)	General Electric Co.	22.00	11/17	198,000	(1,530)
(60)	Intel Corp.	33.00	10/17	198,000	(1,380)
(45)	Intel Corp.	31.00	11/17	139,500	(1,080)
(30)	JPMorgan Chase & Co.	82.50	10/17	247,500	(1,500)
(60)	Kinder Morgan, Inc.	18.50	09/17	111,000	(960)
(45)	Marathon Petroleum Corp.	46.00	09/17	207,000	(563)
(45)	Marathon Petroleum Corp.	47.50	10/17	213,750	(2,250)
(24)	Marathon Petroleum Corp.	45.00	10/17	108,000	(600)
(23)	McDonald's Corp.	145.00	09/17	333,500	(230)
(30)	MetLife, Inc.	45.00	10/17	135,000	(2,010)
(30)	MetLife, Inc.	40.00	11/17	120,000	(930)
(29)	Microsoft Corp.	70.00	09/17	203,000	(174)
(23)	Microsoft Corp.	65.00	09/17	149,500	(46)
(60)	Mondelez International, Inc., Class A	41.00	09/17	246,000	(4,860)
(30)	Mondelez International, Inc., Class A	41.00	10/17	123,000	(4,440)
(44)	Mondelez International, Inc., Class A	39.00	10/17	171,600	(3,476)
(45)	NIKE, Inc., Class B	52.50	10/17	236,250	(7,515)
(30)	NIKE, Inc., Class B	50.00	10/17	150,000	(2,370)
(60)	Oracle Corp.	45.00	10/17	270,000	(1,500)
(30)	QUALCOMM, Inc.	50.00	09/17	150,000	(480)
(59)	QUALCOMM, Inc.	50.00	09/17	295,000	(2,183)
(6)	Schlumberger, Ltd.	65.00	09/17	39,000	(1,452)
(58)	SPDR S&P 500 ETF Trust	235.00	09/17	1,363,000	(957)
(63)	SPDR S&P 500 ETF Trust	234.00	09/17	1,474,200	(914)
(148)	SPDR S&P 500 ETF Trust	233.00	09/17	3,448,400	(2,072)
(71)	SPDR S&P 500 ETF Trust	232.00	09/17	1,647,200	(817)
(59)	SPDR S&P 500 ETF Trust	231.00	09/17	1,362,900	(620)
(27)	SPDR S&P 500 ETF Trust	230.00	09/17	621,000	(297)
(29)	SPDR S&P 500 ETF Trust	229.00	09/17	664,100	(290)
(60)	SPDR S&P 500 ETF Trust	237.00	09/17	1,410,100	(3,570)
(59)	SPDR S&P 500 ETF Trust	239.00	09/17	1,422,000	(4,543)
(59)	SPDR S&P 500 ETF Trust	236.00	09/17	1,392,400	(3,097)
(118)	SPDR S&P 500 ETF Trust	235.00	09/17	2,773,000	(5,546)
(148)	SPDR S&P 500 ETF Trust	230.00	09/17	3,404,000	(3,922)
(30)	SPDR S&P 500 ETF Trust	225.00	09/17	675,000	(510)
(30)	SPDR S&P 500 ETF Trust	236.00	10/17	708,000	(2,280)
(149)	SPDR S&P 500 ETF Trust	237.00	10/17	3,531,300	(20,264)
(153)	SPDR S&P 500 ETF Trust	236.00	10/17	3,610,800	(19,201)
(171)	SPDR S&P 500 ETF Trust	234.00	10/17	4,001,400	(18,297)
(120)	SPDR S&P 500 ETF Trust	231.00	10/17	2,772,000	(9,840)
(30)	SPDR S&P 500 ETF Trust	230.00	10/17	690,000	(2,310)
(30)	SPDR S&P 500 ETF Trust	226.00	10/17	678,000	(1,680)
(60)	SPDR S&P 500 ETF Trust	235.00	11/17	1,410,000	(12,660)
(66)	SPDR S&P 500 ETF Trust	233.00	11/17	1,537,800	(12,276)
(136)	SPDR S&P 500 ETF Trust	230.00	11/17	3,128,000	(20,808)
(60)	SPDR S&P 500 ETF Trust	227.00	11/17	1,362,000	(7,590)
(44)	Synchrony Financial	26.00	09/17	114,400	(44)
(21)	The Boeing Co.	195.00	09/17	409,500	(147)
(18)	The Boeing Co.	225.00	10/17	405,000	(4,050)
(24)	The Boeing Co.	210.00	11/17	504,000	(5,016)
(44)	The Charles Schwab Corp.	39.00	09/17	171,600	(1,430)
(30)	The Dow Chemical Co.	62.50	09/17	187,500	(300)
(24)	The Dow Chemical Co.	60.00	10/17	144,000	(744)
(24)	The Home Depot, Inc.	140.00	10/17	336,000	(1,776)
(24)	The Walt Disney Co.	97.50	10/17	234,000	(1,464)
(24)	The Walt Disney Co.	95.00	10/17	228,000	(1,392)

See Notes to Financial Statements.	7

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2017

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
(30)	United Parcel Service, Inc., Class B	$100.00	10/17	$300,000	$(630)
(30)	Wells Fargo & Co.	49.50	09/17	148,500	(1,320)
(30)	Weyerhaeuser Co. REIT	32.00	09/17	96,000	(900)
(44)	Weyerhaeuser Co. REIT	30.00	09/17	132,000	(44)
(30)	Weyerhaeuser Co. REIT	31.00	10/17	93,000	(1,050)
(44)	Xilinx, Inc.	60.00	09/17	264,000	(396)
Total Put Options Written (Premiums Received $(608,718))	(270,349)
Total Written Options - (0.7)% (Premiums Received $(1,167,753))	$(818,865)

See Notes to Financial Statements.	8

MAI MANAGED VOLATILITY FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2017

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Non-income producing security.
(d)	Rate presented is yield to maturity.
(e)	All or a portion of this security is held as collateral for written options.
(f)	Variable rate security. Rate presented is as of August 31, 2017.

*  Cost for federal income tax purposes is $112,567,386 and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,837,786
Gross Unrealized Depreciation	(2,274,416)
Net Unrealized Appreciation	$2,563,370

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of August 31, 2017.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$2,008,979	$-	$-	$2,008,979
Consumer Discretionary	5,378,728	-	-	5,378,728
Consumer Staples	7,240,077	-	-	7,240,077
Energy	5,652,953	-	-	5,652,953
Financials	7,288,181	-	-	7,288,181
Health Care	8,048,216	-	-	8,048,216
Industrials	5,100,973	-	-	5,100,973
Information Technology	10,945,097	-	-	10,945,097
Materials	1,153,045	-	-	1,153,045
Real Estate	818,511	-	-	818,511
Utilities	1,505,100	-	-	1,505,100
U.S. Government & Agency Obligations	-	41,291,082	-	41,291,082
Money Market Fund	-	19,518,679	-	19,518,679
Investments At Value	$55,139,860	$60,809,761	$-	$115,949,621
Total Assets	$55,139,860	$60,809,761	$-	$115,949,621
Liabilities
Other Financial Instruments**
Written Options	$(550,532)	$(268,333)	$-	$(818,865)
Total Liabilities	$(550,532)	$(268,333)	$-	$(818,865)

**Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at year end.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended August 31, 2017.
PORTFOLIO HOLDINGS
% of Net Assets
Common Stock	46.8%
U.S. Government & Agency Obligations	35.0%
Money Market Fund***	16.5%
Written Options	(0.7)%
Other Assets and Liabilities	2.4%
100.0%

*** Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.

AFAPORTFOLIO HOLDINGS
% of Common Stock
Communications	3.6%
Consumer Discretionary	9.7%
Consumer Staples	13.1%
Energy	10.3%
Financials	13.2%
Health Care	14.6%
Industrials	9.3%
Information Technology	19.9%
Materials	2.1%
Real Estate	1.5%
Utilities	2.7%
100.0%

See Notes to Financial Statements.	9

MAI MANAGED VOLATILITY FUND STATEMENT OF ASSETS AND LIABILITIES AUGUST 31, 2017

ASSETS
. Investments, at value (Cost $112,176,900)	$115,949,621
Deposits with brokers	2,708,906
Receivables:
Fund shares sold	125,186
Dividends	207,366
Prepaid expenses	20,502
Total Assets	119,011,581

LIABILITIES
Call options written, at value (Premiums received $559,035)	548,516
Put options written, at value (Premiums received $608,718)	270,349
Payables:
Fund shares redeemed	153,002
Accrued Liabilities:
Investment adviser fees	63,126
Fund services fees	18,229
Other expenses	36,358
Total Liabilities	1,089,580

NET ASSETS	$117,922,001

COMPONENTS OF NET ASSETS
Paid-in capital	$113,551,920
Undistributed net investment income	203,131
Accumulated net realized gain	45,341
Net unrealized appreciation	4,121,609
NET ASSETS	$117,922,001

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Class	10,523,151
Investor Class	56,145
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class (based on net assets of $117,287,182)	$11.15
Investor Class (based on net assets of $634,819)	$11.31

See Notes to Financial Statements.	10

MAI MANAGED VOLATILITY FUND STATEMENT OF OPERATIONS YEAR ENDED AUGUST 31, 2017

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $899) .	$1,489,953
Interest income	230,770
Total Investment Income	1,720,723
Adviser
EXPENSES
Investment adviser fees	818,497
Fund services fees	194,592
Transfer agent fees:
Institutional Class	13,794
Investor Class	2,595
Non 12b-1 shareholder servicing fees:
Institutional Class	78,957
Investor Class	614
Distribution fees:
Investor Class	1,523
Custodian fees	12,574
Registration fees:
Institutional Class	16,685
Investor Class	16,168
Professional fees	44,897
Trustees' fees and expenses	11,791
Other expenses	51,569
Total Expenses	1,264,256
Fees waived	(182,315)
Net Expenses	1,081,941

NET INVESTMENT INCOME	638,782

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments	632,155
Written options	2,528,592
Net realized gain	3,160,747
Net change in unrealized appreciation (depreciation) on:
Investments	2,799,091
Written options	(63,161)
Net change in unrealized appreciation (depreciation)	2,735,930
NET REALIZED AND UNREALIZED GAIN	5,896,677
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,535,459

See Notes to Financial Statements.	11

MAI MANAGED VOLATILITY FUND STATEMENT OF CHANGES IN NET ASSETS

August 31, 2017	#	42978	#	#	42613
For the Year Ended August 31, 2017	For the Year Ended August 31, 2016
OPERATIONS
Net investment income	$638,782	$567,394
Net realized gain (loss)	3,160,747	(1,856,674)
Net change in unrealized appreciation (depreciation)	2,735,930	6,979,988
Increase in Net Assets Resulting from Operations	6,535,459	5,690,708

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Institutional Class	(419,779)	(417,380)
Net realized gain:
Institutional Class	(293,792)	(3,624,229)
Investor Class	(1,617)	(26,017)
Total Distributions to Shareholders	(715,188)	(4,067,626)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Class	26,096,528	13,675,259
Investor Class	34,062	43,486
Reinvestment of distributions:
Institutional Class	698,511	3,984,119
Investor Class	1,617	25,276
Redemption of shares:
2	Institutional Class	(18,731,297)	(21,695,190)
1	Investor Class	(30,267)	(276,575)
Increase (Decrease) in Net Assets from Capital Share Transactions	8,069,154	(4,243,625)
Increase (Decrease) in Net Assets	13,889,425	(2,620,543)

NET ASSETS
Beginning of Year	104,032,576	106,653,119
End of Year (Including line (a))	$117,922,001	$104,032,576

SHARE TRANSACTIONS
Sale of shares:
Institutional Class	2,401,968	1,322,813
Investor Class	3,071	4,090
Reinvestment of distributions:
Institutional Class	65,376	389,822
Investor Class	149	2,445
Redemption of shares:
Institutional Class	(1,727,950)	(2,109,823)
Investor Class	(2,759)	(26,559)
Increase (Decrease) in Shares	739,855	(417,212)

(a)	Undistributed net investment income	$203,131	$147,044

See Notes to Financial Statements.	12

MAI MANAGED VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each year.
	For the Years Ended August 31,
	2017	2016	2015	2014	2013
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning
of Year	$10.57	$10.40	$11.49	$10.93	$10.86
INVESTMENT OPERATIONS
Net investment income (a)	0.06	0.06	0.06	0.04	0.06
Net realized and unrealized
gain (loss)	0.59	0.51	(0.29)	1.18	0.44
Total from Investment
Operations	0.65	0.57	(0.23)	1.22	0.50
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.04)	(0.04)	(0.04)	(0.03)	(0.05)
Net realized gain	(0.03)	(0.36)	(0.82)	(0.63)	(0.38)
Total Distributions to
Shareholders	(0.07)	(0.40)	(0.86)	(0.66)	(0.43)
NET ASSET VALUE, End
of Year	$11.15	$10.57	$10.40	$11.49	$10.93
TOTAL RETURN	6.20%	5.65%	(1.99)%	11.62%	4.81%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of
Year (000's omitted)	$117,287	$103,436	$105,857	$83,343	$71,896
Ratios to Average Net Assets:
Net investment income	0.59%	0.55%	0.53%	0.32%	0.52%
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%
Gross expenses (b)	1.14%	1.17%	1.11%	1.17%	1.21%
PORTFOLIO TURNOVER RATE	60%	85%	147%	203%	192%

(a)	Calculated based on average shares outstanding during each year.
(b)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	13

MAI MANAGED VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each year.
	For the Years Ended August 31,
	2017	2016	2015	2014	2013
INVESTOR CLASS
NET ASSET VALUE, Beginning
of Year	$10.71	$10.51	$11.60	$11.00	$10.90
INVESTMENT OPERATIONS
Net investment income (a)	0.04	0.03	0.03	0.01	0.03
Net realized and unrealized
gain (loss)	0.59	0.53	(0.30)	1.22	0.45
Total from Investment
Operations	0.63	0.56	(0.27)	1.23	0.48
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net realized gain	(0.03)	(0.36)	(0.82)	(0.63)	(0.38)
NET ASSET VALUE, End
of Year	$11.31	$10.71	$10.51	$11.60	$11.00
TOTAL RETURN	5.89%	5.46%	(2.33)%	11.62%	4.58%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of
Year (000's omitted)	$635	$596	$796	$912	$916
Ratios to Average Net Assets:
Net investment income	0.33%	0.29%	0.29%	0.07%	0.28%
Net expenses	1.24%	1.24%	1.24%	1.24%	1.24%
Gross expenses (b)	4.62%	4.33%	3.54%	3.40%	2.21%
PORTFOLIO TURNOVER RATE	60%	85%	147%	203%	192%

(a)	Calculated based on average shares outstanding during each year.
(b)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	14

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2017

Note 1. Organization
The MAI Managed Volatility Fund (the "Fund") is a diversified portfolio of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund's investment objective is income and long-term capital appreciation. Prior to September 28, 2015, the Fund was named Dividend Plus+ Income Fund.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value ("NAV") than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of August 31, 2017, for the Fund's investments is included in the Fund's Notes to Schedules of Investments and Call and Put Options Written.

15

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2017

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of August 31, 2017, are disclosed in the Fund's Schedule of Call and Put Options Written.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.
Note 3. Fees and Expenses
Investment Adviser – MAI Capital Management, LLC, (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund's average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates. The Fund has adopted a Distribution Plan (the "Plan") for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency

16

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2017

services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $50,000 for service to the Trust ($66,000 for the Chairman). The Audit Committee Chairman and Vice Chairman receive an additional $6,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses through January 1, 2018, to the extent necessary to maintain the total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) at 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the year ended August 31, 2017, fees waived were $182,315.
The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement and the resulting expenses do not exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of August 31, 2017, $520,094 is subject to recapture by the Adviser.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended August 31, 2017 were $32,038,322 and $31,045,148, respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended August 31, 2017 for any derivative type that was held during the period is as follows:
Written Options	$(8,890,404)

The Fund's use of derivatives during the year ended August 31, 2017, was limited to written options.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of August 31, 2017:
Location	Equity Contracts
Liability derivatives:
Call options written, at value	$(548,516)
Put options written, at value	(270,349)
Total liability derivatives	$(818,865)

Realized and unrealized gains and losses on derivatives contracts during the year ended August 31, 2017 by the Fund are recorded in the following locations on the Statement of Operations:
Location	Equity Contracts
Net realized gain on:
Written options	$2,528,592

Net change in unrealized appreciation (depreciation) on:
Written options	$(63,161)

17

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2017

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at August 31, 2017. These amounts may be collateralized by cash or financial instruments.
	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Liabilities:
Over-the-counter derivatives*	$(818,865)	$818,865	$-	$-

*
Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.

**
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 7. Federal Income Tax
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
	2017	2016
Ordinary Income	$715,188	$3,981,323
Long-Term Capital Gain	-	86,303
	$715,188	$4,067,626
As of August 31, 2017, distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed Ordinary Income	$1,806,711
Unrealized Appreciation	2,563,370
Total	$4,370,081

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences relating to constructive sales, wash sales, straddles and equity return of capital.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended August 31, 2017. The following reclassification was the result of real estate investment trust distributions and equity return of capital and has no impact on the net assets of the Fund.
Undistributed Net Investment Income	$(162,916)
Accumulated Net Realized Gain	203,691
Paid-in-Capital	(40,775)

Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCUONTING FIRM

To the Board of Trustees of Forum Funds
and the Shareholders of MAI Managed Volatility Fund

We have audited the accompanying statement of assets and liabilities of MAI Managed Volatility Fund, a series of shares of beneficial interest in Forum Funds, (the "Fund") including the schedule of investments, as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MAI Managed Volatility Fund as of August 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
October 23, 2017

19

MAI MANAGED VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2017

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2017 through August 31, 2017.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	March 1, 2017	August 31, 2017	Period*	Ratio*
Institutional Class
Actual	$1,000.00	$1,025.87	$5.06	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.04	0.99%
Investor Class
Actual	$1,000.00	$1,024.46	$6.33	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.31	1.24%

*
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

20

MAI MANAGED VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2017

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 47.99% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 52.90% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 41.31% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). The Fund also designates 16.63% as qualified interest income exempt from U.S. tax for foreign shareholders (QII).
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 414-7884.
Name and Year of Birth	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003; formerly, Partner, Wolf, Block, Schorr and Solis-Cohen, LLP (law firm) 2002-2003; Partner, Thelen Reid & Priest LLP (law firm) 1995-2002.	24	None
Costas Azariadis Born: 1943	Trustee	Since 1989	Professor of Economics, Washington University since 2006.	24	None
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.	24	None
David Tucker Born: 1958	Trustee; Vice Chairman	Since 2011 (Vice Chairman since 2015)	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	48	Trustee, Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds
[1]The Fund Complex includes the Trust, Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.

21

MAI MANAGED VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2017

Name and Year of Birth	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
John Y. Keffer[2] Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Holdings Corp. I (a non-depository trust company chartered in the State of Maine) since 1997.	48	Director, Wintergreen Fund, Inc.; Trustee, Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Carlyn Edgar Born: 1963	Vice President	Since 2008	Senior Vice President, Atlantic since 2008; Chief Compliance Officer, 2008-2016.	N/A	N/A
Dennis Mason Born: 1967	Chief Compliance Officer	Since 2016	Fund Compliance Officer, Atlantic since 2013; Senior Specialist, Atlantic 2011-2013; Senior Analyst, Atlantic 2008-2011.	N/A	N/A
[1]The Fund Complex includes the Trust, Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.
[2]Atlantic and Forum Investment Advisors, LLC are subsidiaries of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

22

MAI Managed Volatility Fund

Investor Class
(DIVPX)
Institutional Class
(MAIPX)

INVESTMENT ADVISER

MAI Capital Management, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-ANR-0817

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds (the "Registrant") has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the "Code of Ethics").

(b)	There have been no amendments to the Registrant's Code of Ethics during the period covered by this report.

(c)	There have been no waivers to the Registrant's Code of Ethics during the period covered by this report.

(d)	Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,500 in 2016 and $15,000 in 2017.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2016 and $0 in 2017.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2016 and $3,000 in 2017.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2016 and $0 in 2017.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a "Series"). In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant ("Affiliate"), by the Series' principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series' investment adviser or an Affiliate to the Series' principal accountant for audit and permissible non-audit services are consistent with the principal accountant's independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2016 and $0 in 2017. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By   /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date  October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date  October 24, 2017

By   /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date  October 24, 2017